EARNINGS PER SHARE (Components of EPS) (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income available to stockholders	$ 40,421	$ 52,393	$ 101,209
Interest and other expenses attributable to convertible bonds	261	4,571	4,511
Net income assuming dilution	$ 40,682	$ 56,964	$ 105,720
Weighted average number of common shares outstanding, basic	104,160	93,505	95,597
Effect of dilutive share options	62	15	26
Effect of dilutive convertible bonds	818	12,410	7,277
Weighted average number of common shares outstanding assuming dilution	105,040	105,930	102,900